TRANSACTIONS WITH RELATED PARTIES (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Current asset	$ 5		$ 54
Current liability			(112)
Total liability			(112)
TAT Industries [Member]
Related Party Transaction [Line Items]
Current asset		[1]	54	[1]
Bental Non Controlling Interest [Member]
Related Party Transaction [Line Items]
Current liability			(60)
First Aviation Services, Inc. [Member]
Related Party Transaction [Line Items]
Current asset	5
Current liability			(29)
Isal Amlat Investment (1993) Ltd. [Member]
Related Party Transaction [Line Items]
Current liability			$ (23)

[1]	Results from certain expenses incurred by TAT Industries and borne by the Company. The debt bears interest at the rate equal to the interest rate agreed between TAT Industries and its lending banks.